UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  March 31, 2005

                    Date of reporting period: June 30, 2005

 ITEM 1. SCHEDULE OF INVESTMENTS
         -----------------------

The Registrant, Sit Mutual Funds Trust, is comprised of:
         Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($) NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%) (2)

 ESCROWED TO MATURITY / PREREFUNDED (2.4%)
      25,000      Orange Co. School Bd. C.O.P. Series 1997A, 5.375%, 8/1/22                                                   26,428
      75,000      Tampa Rev. Series 1993 (Allegany Hlth. Sys. - St. Joseph's Hosp. Proj.), 5.125%, 12/1/23                    75,800
                                                                                                                          ----------
                                                                                                                             102,228
                                                                                                                          ==========

 HOSPITAL/HEALTH CARE (10.8%)
                  Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
       50,000       5.125%, 10/1/14                                                                                          52,028
       40,000       5.125%, 10/1/19                                                                                          41,242
                  Highlands Co. Hlth. Facs. Auth. Rev. Series 2003D (Adventist Hlth. Sys. Proj.):
       15,000       6.00%, 11/15/25                                                                                          16,537
       25,000       5.875%, 11/15/29                                                                                         27,487
       25,000     Hillsborough Co. Industrial Dev. Auth. Hosp. Rev. Refunding Series 2003A (Tampa General
                    Hosp. Proj.), 2.50%, 10/1/05                                                                             24,973
                  Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
       25,000       5.25%, 10/1/10                                                                                           26,976
       50,000       5.50%, 10/1/14                                                                                           53,569
       50,000     Miami Hlth. Fac. Auth. Rev. Series 2003B (Catholic Hlth. East Proj.), 2.50%, 11/15/05                      49,939
       50,000     Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994A (Lake Wales Gardens Proj.), 5.625%, 5/20/14                53,910
      100,000     South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13                105,995
                                                                                                                         ----------
                                                                                                                            452,656
                                                                                                                         ----------
 INSURED (53.9%)
       90,000     Brevard Co. School Board C.O.P. Series 1996B (Ambac insured), 5.50%, 7/1/21                                94,339
       70,000     Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured),
                    5.40%, 5/1/13                                                                                            73,088
      210,000     Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                    (MBIA insured), 5.25%, 5/15/21                                                                          210,349
      135,000     Dade Co. Public Fac. Rev. Series 1993 (Jackson Mem. Hosp. Proj.)(MBIA insured), 5.25%, 6/1/23             135,224
      100,000     Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                                102,727
      150,000     Dade Co. Special Oblig. Rev. Refunding Series 1996B, 5.00%, 10/1/35                                       155,787
       20,000     Dade Co. Water & Sewer System Rev. Series 1995 (FGIC insured), 5.50%, 10/1/18                              20,529
       45,000     FL Correctional Privatization Certs. Of Participation Series 1995B, 5.00%, 8/1/17                          45,972
       50,000     FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(Ambac insured), 5.75%, 10/1/30           52,907
       75,000     FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Refunding Series 1995B (Ambac insured), 5.70%, 9/1/20            76,097
       75,000     Fort Myers Impt. Rev. Series 1992C (Ambac Insured), 5.70%, 12/1/05                                         75,191
      100,000     Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998A (Halifax Mgmt. Sys. Proj.)
                    (ACA insured), 5.00%, 4/1/12                                                                            103,499
       95,000     Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.)
                    (Radian insured), 5.75%, 4/1/18                                                                         105,054
                  Lakeland Hosp. Sys. Rev. Refunding Series 1997 (Lakeland Regl. Med. Ctr. Proj.):
       50,000       5.00%, 11/15/22                                                                                          51,471
       55,000       5.25%, 11/15/25                                                                                          57,556
                  Miami - Dade Co. Special Oblig. Rev. Series 1997B:
      265,000       5.44% effective yield, 10/1/33                                                                           58,186
      100,000       4.79% effective yield, 10/1/35                                                                           86,822
       55,000     Naples Hosp. Rev. Refunding Series 1993 (Cmnty. Hosp. Inc. Proj)(MBIA insured), 5.25%, 10/1/14             55,333
      120,000     Orange Co. Hlth. Facs. Auth. Rev. Series 1995 (Adventist Hlth. Sys.)(Ambac insured), 5.25%, 11/15/20      123,890
       90,000     Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)(FSA insured), 5.25%, 8/1/18    90,170
                  Port Everglades Auth. Rev. Refunding & Impt. Series 1989A:
       45,000       (FSA insured), 5.00%, 9/1/16                                                                             45,107
      150,000       (MBIA-IBC insured), 5.00%, 9/1/16                                                                       150,357
       20,000     Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27                                      20,509
       50,000     Univ. of South FL Rev. Hsg. Fac. Series 1997A (MBIA insured), 5.35%, 7/1/15                                51,849
       25,000     Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured), 5.625%, 8/15/26           26,135
      140,000     Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998A (MBIA insured), 5.00%, 11/1/21              147,930
       50,000     Volusia Co. Hlth. Fac. Auth. Rev. Refunding & Impt. Series 1994 (Hosp. Fac. - Memorial Hlth. Proj)
                    (Ambac insured), 5.75%, 11/15/13                                                                         51,118
                                                                                                                         ----------
                                                                                                                          2,267,196
                                                                                                                         ----------
 MULTIFAMILY MORTGAGE (16.0%)
      100,000     Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe
                    Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16                                                        103,583
       45,000     Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village Square
                    Apts. Proj.), 4.75%, 6/1/13                                                                              43,726
       45,000     Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15                  47,318
       20,000     Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996A (New Horizons Proj.), 5.88%, 7/15/24      20,927
       35,000     Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05                         34,943
       20,000     Ocala Cap. Impts. Rev. Series 1995, 5.375%, 10/1/22                                                        20,514
      120,000     Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09          120,391
       55,000     Palm Beach Hsg. Fin. Auth. Rev. Refunding Series 1997A, 5.95%, 10/20/31                                    55,774
      120,000     Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                    5.625%, 11/15/20                                                                                        124,015
      100,000     Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.), 5.125%, 12/1/22         101,475
                                                                                                                         ----------
                                                                                                                            672,666
                                                                                                                         ----------
 UTILITY (4.4%)
      100,000     Gainesville Utils. Sys. Rev. Series 1996A, 5.00%, 10/1/15                                                 104,323
                  Jacksonville Elec. Auth Rev.:
       50,000       Refunding Series 1997-2-14 (St. John's River Proj.), 4.90%, 10/1/08                                      51,185
       30,000       Water & Sewer Series 2000A, 4.50%, 10/1/09                                                               30,147
                                                                                                                         ----------
                                                                                                                            185,655
                                                                                                                         ----------
 OTHER REVENUE BONDS (10.9%)
       15,000     Capital Region Cmnty. Dev. Dist. Rev. Series 2001B, 5.95%, 5/1/06                                          15,170
       30,000     Double Branch Cmnty. Dev. Dist. Rev. Series 2003C, 5.125%, 5/1/08                                          30,252
      100,000     Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003B, 5.75%, 5/1/13                                   104,542
       30,000     Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001B, 6.00%, 5/1/08                                   30,356
      100,000     Panther Trace II Cmnty. Dev. Rev. Series 2005B, 5.00%, 11/1/10                                            100,794
       25,000     Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004B, 5.125%, 5/1/11                                          25,213
       15,000     Parklands West Cmnty. Dev. Dist. Rev. Series 2001B, 6.00%, 5/1/06                                          15,167
       35,000     Reunion East Cmnty. Dev. Dist. Series 2002B, 5.90%, 11/1/07                                                35,399
      100,000     Thousand Oaks Cmnty. Dev. Rev. Series 2005A-1, 5.35%, 5/1/35                                              100,272
                                                                                                                         ----------
                                                                                                                            457,165
                                                                                                                         ----------

Total municipal bonds (cost: $4,115,989)                                                                                  4,137,566
                                                                                                                         ----------


Total investments in securities (cost: $4,115,989)                                                                       $4,137,566
                                                                                                                         ==========

Other Assets and Liabilities, Net (1.6%)                                                                                     68,294

                                                                                                                         ----------
Total Net Assets                                                                                                         $4,205,860
                                                                                                                         ==========


                                                                                                                         ----------
Aggregate Cost                                                                                                            4,115,989
                                                                                                                         ----------

Gross Unrealized Appreciation                                                                                                28,415
Gross Unrealized Depreciation                                                                                                (6,838)
                                                                                                                         ----------
Net Unrealized Appreciation (Depreciation)                                                                                   21,577
                                                                                                                         ==========

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust

By:   /s/Paul E. Rasmussen
      --------------------

      Paul Rasmussen

      Vice President and Treasurer

Date: August 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Paul E. Rasmussen
      --------------------

      Paul Rasmussen

      Vice President and Treasurer

Date: August 26, 2005



By:   /s/Eugene C. Sit
      ----------------

      Eugene C. Sit

      Chairman

Date: August 26, 2005